Our people	12 Months Ended
Dec. 31, 2022
Number and average number of employees [abstract]
Our people
5. Our people
Our staff numbers averaged 114,129 for the year ended 31 December 2022 against 104,808 in 2021 and 104,163 in 2020. Their geographical distribution was as follows:

	2022	2021	2020
North America	23,740	21,764	21,524
United Kingdom	12,490	10,995	10,670
Western Continental Europe	22,717	21,514	21,551
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	55,182	50,535	50,418
	114,129	104,808	104,163
Their reportable segment distribution was as follows:

	2022	2021	2020 [1]
Global Integrated Agencies	97,288	89,701	88,406
Data Investment Management	—	—	1,341
Public Relations	8,125	7,121	6,810
Specialist Agencies	8,716	7,986	7,606
	114,129	104,808	104,163
At the end of 2022, staff numbers were 115,473 (2021: 109,382, 2020: 99,830).
Staff costs include:

	2022	2021	2020
	£m	£m	£m
Wages and salaries	5,721.0	4,797.2	4,781.0
Cash-based incentive plans	292.6	455.2	110.7
Share-based incentive plans (note 23)	122.0	99.6	74.4
Social security costs	689.4	630.1	570.9
Pension costs (note 24)	204.8	177.7	171.7
Severance	44.2	41.8	68.2
Other staff costs[1]	1,091.8	965.1	779.6
	8,165.8	7,166.7	6,556.5
Note
[1]Freelance and temporary staff costs are included in other staff costs.
Compensation for key management personnel includes:

	2022	2021	2020
	£m	£m	£m
Short-term employee benefits	29.7	28.0	17.9
Pensions and other post-retirement benefits	1.1	0.9	1.0
Share-based payments	29.8	14.6	10.3
	60.6	43.5	29.2
Key management personnel comprises the Board and the Executive Committee